Consolidated Statement of Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit (loss) for the year	S/ (838,642)	S/ 57,415	S/ 209,238
Items that will not be reclassified to profit or loss
Remeasurement of actuarial gains and losses, net of tax		16,589	(4,031)
Items that may be subsequently reclassified to profit or loss
Cash flow hedge, net of tax	6	119	482
Foreign currency translation adjustment, net of tax	(8,170)	5,733	(11,341)
Exchange difference from net investment in a foreign operation, net of tax	(456)	(8,147)	6,610
Items that may be subsequently reclassified to profit or loss	(8,620)	(2,295)	(4,249)
Other comprehensive income for the year, net of tax	(8,620)	14,294	(8,280)
Total comprehensive income for the year	(847,262)	71,709	200,958
Comprehensive income attributable to:
Owners of the Company	(891,607)	(67,548)	143,575
Non-controlling interest	44,345	139,257	57,383
Total comprehensive income for the year	(847,262)	71,709	200,958
Comprehensive income attributable to owners of the Company:
Continuing operations	(848,994)	(131,284)	(62,773)
Discontinued operations	(42,613)	63,736	206,348
Total comprehensive income for the year	S/ (891,607)	S/ (67,548)	S/ 143,575